6455 Irvine Center Drive Irvine California 92618-4518

January 4, 2016

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re:	Capital Group Private Client Services Funds
File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 13 to the Registration Statement under the Securities Act of 1933 and Amendment No. 16 to the Registration Statement under the Investment Company Act of 1940. This registration statement has been updated to reflect the revised investment objective and principal investment strategies of Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund. Notice of such changes was provided to the shareholders in a mailing with the Annual Report to Shareholders for the 2015 fiscal year.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on March 4, 2016. Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at 213-452-2173 or Rachel Nass at 213-615-0423.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary